Property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, plant and equipment
Balance at the beginning of the year	€ 1,642	€ 484
Balance at the end of the year	4,463	1,642	€ 484
Total amount of commitments with corresponding suppliers	€ 400
Percentage of costs incurred to increase manufacturing capacity agreed to be paid by Takeda (as a percent)	50.00%
COST
Property, plant and equipment
Balance at the beginning of the year	€ 4,874	4,256	4,113
Additions	2,584	1,499	34
Acquisition Coretherapix			109
Disposals	700	(881)
Balance at the end of the year	8,159	4,874	4,256
ACCUMULATED DEPRECIATION AND IMPAIRMENT
Property, plant and equipment
Balance at the beginning of the year	(3,233)	(3,772)	(3,512)
Depreciation expense	(460)	(186)	(260)
Disposals	(3)	725
Balance at the end of the year	(3,696)	(3,233)	(3,772)
IT & machinery
Property, plant and equipment
Balance at the beginning of the year	377	343
Balance at the end of the year	376	377	343
IT & machinery | COST
Property, plant and equipment
Balance at the beginning of the year	1,822	1,777	1,763
Additions	19	46	9
Acquisition Coretherapix			5
Disposals		(2)
Balance at the end of the year	1,841	1,822	1,777
IT & machinery | ACCUMULATED DEPRECIATION AND IMPAIRMENT
Property, plant and equipment
Balance at the beginning of the year	(1,445)	(1,434)	(1,422)
Depreciation expense	(20)	(11)	(12)
Balance at the end of the year	(1,465)	(1,445)	(1,434)
Furniture
Property, plant and equipment
Balance at the beginning of the year	118	4
Balance at the end of the year	227	118	4
Furniture | COST
Property, plant and equipment
Balance at the beginning of the year	575	421	402
Additions	155	154	4
Acquisition Coretherapix			14
Balance at the end of the year	730	575	421
Furniture | ACCUMULATED DEPRECIATION AND IMPAIRMENT
Property, plant and equipment
Balance at the beginning of the year	(456)	(419)	(394)
Depreciation expense	(47)	(38)	(24)
Balance at the end of the year	(503)	(456)	(419)
Laboratory equipment
Property, plant and equipment
Balance at the beginning of the year	387	37
Balance at the end of the year	1,229	387	37
Laboratory equipment | COST
Property, plant and equipment
Balance at the beginning of the year	1,324	843	732
Additions	1,078	481	21
Acquisition Coretherapix			90
Disposals	68	(1)
Balance at the end of the year	2,470	1,324	843
Laboratory equipment | ACCUMULATED DEPRECIATION AND IMPAIRMENT
Property, plant and equipment
Balance at the beginning of the year	(937)	(806)	(697)
Depreciation expense	(301)	(131)	(109)
Disposals	(3)
Balance at the end of the year	(1,241)	(937)	(806)
Leasehold improvements
Property, plant and equipment
Balance at the beginning of the year	759	101
Balance at the end of the year	2,631	759	101
Leasehold improvements | COST
Property, plant and equipment
Balance at the beginning of the year	1,154	1,215	1,215
Additions	1,332	818
Disposals	632	(879)
Balance at the end of the year	3,118	1,154	1,215
Leasehold improvements | ACCUMULATED DEPRECIATION AND IMPAIRMENT
Property, plant and equipment
Balance at the beginning of the year	(395)	(1,114)	(999)
Depreciation expense	(93)	(6)	(115)
Disposals		725
Balance at the end of the year	(488)	(395)	€ (1,114)
Increased capacity of manufacturing plant under construction | TiGenix SAU
Property, plant and equipment
Balance at the end of the year	600
Deferred revenue		1,300
Deferred income relating to cash received		€ 800
Deferred income recorded as accounts receivable	€ 500